Form N-1A Supplement	Sep. 01, 2026
Invesco Global Small Cap Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED SEPTEMBER 1, 2026 TO THE CURRENT
STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Global Small Cap Equity Fund
(the “Fund")
This supplement amends the Statutory Prospectus and Statement of Additional Information of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement carefully in conjunction with the Statutory Prospectus and Statement of Additional Information and retain it for future reference.
Effective September 1, 2026:
1. The following information replaces in its entirety the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus: